Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.73%
Aerospace & Defense–1.61%
Northrop Grumman Corp.	128,603	$57,454,676
Air Freight & Logistics–1.36%
United Parcel Service, Inc., Class B	341,881	48,512,914
Asset Management & Custody Banks–2.34%
BlackRock, Inc.	52,643	40,762,001
State Street Corp.	575,815	42,535,454
		83,297,455
Building Products–0.94%
Johnson Controls International PLC	637,076	33,567,534
Cable & Satellite–1.63%
Comcast Corp., Class A	1,248,841	58,121,060
Construction Machinery & Heavy Transportation Equipment– 1.18%
Caterpillar, Inc.	140,082	42,068,025
Construction Materials–1.03%
CRH PLC	511,555	36,709,187
Consumer Staples Merchandise Retail–4.05%
Target Corp.	318,000	44,227,440
Walmart, Inc.	606,101	100,158,190
		144,385,630
Diversified Banks–4.15%
Fifth Third Bancorp	1,149,067	39,344,054
JPMorgan Chase & Co.	623,229	108,666,209
		148,010,263
Electric Utilities–1.93%
Entergy Corp.	335,914	33,510,781
PPL Corp.	1,350,692	35,388,130
		68,898,911
Electrical Components & Equipment–2.05%
ABB Ltd. (Switzerland)	831,962	35,201,812
Emerson Electric Co.	413,137	37,897,057
		73,098,869
Electronic Manufacturing Services–0.97%
TE Connectivity Ltd.	242,367	34,462,164
Financial Exchanges & Data–0.94%
CME Group, Inc., Class A	161,892	33,323,849
Food Distributors–1.37%
Sysco Corp.	604,125	48,891,836
Gas Utilities–0.87%
National Fuel Gas Co.	656,904	30,979,593
Gold–0.52%
Newmont Corp.(b)	541,643	18,692,100
Shares		Value
Health Care Equipment–4.96%
Becton, Dickinson and Co.	342,477	$81,786,932
Medtronic PLC	538,861	47,171,892
Zimmer Biomet Holdings, Inc.	381,131	47,870,054
		176,828,878
Health Care Services–1.71%
CVS Health Corp.	817,818	60,821,125
Home Improvement Retail–1.74%
Lowe’s Cos., Inc.	290,846	61,903,663
Household Products–1.87%
Colgate-Palmolive Co.	789,791	66,500,402
Human Resource & Employment Services–0.80%
Automatic Data Processing, Inc.	115,980	28,505,564
Industrial Machinery & Supplies & Components–1.55%
Parker-Hannifin Corp.	118,870	55,215,115
Industrial REITs–1.91%
Prologis, Inc.	536,302	67,944,100
Integrated Oil & Gas–3.33%
Chevron Corp.	804,831	118,656,234
Integrated Telecommunication Services–1.75%
Deutsche Telekom AG (Germany)	2,539,844	62,347,606
Investment Banking & Brokerage–3.70%
Charles Schwab Corp. (The)	639,458	40,234,697
Morgan Stanley	1,050,590	91,653,472
		131,888,169
IT Consulting & Other Services–3.23%
Accenture PLC, Class A	165,907	60,370,239
International Business Machines Corp.	297,984	54,727,742
		115,097,981
Movies & Entertainment–1.58%
Walt Disney Co. (The)	585,810	56,267,051
Multi-line Insurance–2.07%
American International Group, Inc.	1,061,204	73,764,290
Multi-Utilities–3.85%
Ameren Corp.	449,020	31,238,321
Public Service Enterprise Group, Inc.	1,236,724	71,717,625
WEC Energy Group, Inc.	424,643	34,294,169
		137,250,115
Oil & Gas Exploration & Production–3.24%
ConocoPhillips	581,594	65,062,921
Marathon Oil Corp.	2,210,204	50,503,161
		115,566,082
Oil & Gas Storage & Transportation–0.63%
Enbridge, Inc. (Canada)	635,355	22,560,785

See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Shares		Value
Packaged Foods & Meats–2.49%
Kraft Heinz Co. (The)	933,781	$34,671,288
Nestle S.A. (Switzerland)	474,158	54,030,554
		88,701,842
Paper & Plastic Packaging Products & Materials–0.65%
Sonoco Products Co.	410,222	23,341,631
Pharmaceuticals–8.10%
AstraZeneca PLC (United Kingdom)	476,790	63,211,311
Johnson & Johnson	604,850	96,110,665
Merck & Co., Inc.	1,070,696	129,318,663
		288,640,639
Property & Casualty Insurance–3.95%
Chubb Ltd.	305,240	74,783,800
Hartford Financial Services Group, Inc. (The)	760,151	66,102,731
		140,886,531
Rail Transportation–1.80%
Union Pacific Corp.	263,614	64,303,363
Regional Banks–1.32%
M&T Bank Corp.	341,206	47,120,549
Restaurants–3.60%
McDonald’s Corp.	302,947	88,678,646
Starbucks Corp.	427,593	39,778,977
		128,457,623
Semiconductor Materials & Equipment–1.28%
Lam Research Corp.	55,356	45,678,111
Semiconductors–2.13%
Analog Devices, Inc.	297,218	57,172,854
Broadcom, Inc.	16,017	18,900,060
		76,072,914
Specialty Chemicals–2.15%
DuPont de Nemours, Inc.	544,859	33,672,286
PPG Industries, Inc.	304,791	42,987,723
		76,660,009
Shares		Value
Systems Software–1.84%
Microsoft Corp.	164,586	$65,436,102
Timber REITs–1.13%
Weyerhaeuser Co.	1,233,317	40,415,798
Tobacco–2.43%
Philip Morris International, Inc.	953,935	86,664,995
Total Common Stocks & Other Equity Interests (Cost $2,781,059,629)		3,483,971,333
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(c)(d)	25,098,346	25,098,346
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(c)(d)	17,913,652	17,924,400
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(d)	28,683,824	28,683,824
Total Money Market Funds (Cost $71,702,818)		71,706,570
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $2,852,762,447)		3,555,677,903
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.29%(c)(d)(e)	6,220	6,220
Invesco Private Prime Fund, 5.52%(c)(d)(e)	15,597	15,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,828)		21,828
TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $2,852,784,275)		3,555,699,731
OTHER ASSETS LESS LIABILITIES—0.26%		9,162,504
NET ASSETS–100.00%		$3,564,862,235
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$39,324,600	$211,419,254	$(225,645,508)	$-	$-	$25,098,346	$1,198,719
Invesco Liquid Assets Portfolio, Institutional Class	28,085,718	151,013,753	(161,175,363)	3,391	(3,099)	17,924,400	876,725
Invesco Treasury Portfolio, Institutional Class	44,942,400	241,622,005	(257,880,581)	-	-	28,683,824	1,366,963
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,609,123	$207,878,223	$(234,481,126)	$-	$-	$6,220	$309,074*
Invesco Private Prime Fund	68,423,459	501,096,289	(569,511,545)	-	7,405	15,608	833,680*
Total	$207,385,300	$1,313,029,524	$(1,448,694,123)	$3,391	$4,306	$71,728,398	$4,585,161

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,269,180,050	$214,791,283	$—	$3,483,971,333
Money Market Funds	71,706,570	21,828	—	71,728,398
Total Investments	$3,340,886,620	$214,813,111	$—	$3,555,699,731
Invesco Dividend Income Fund